Summary Of Significant Accounting Policies (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2015
Schedule Of Management Fees

	2015	2014

US Feeder	$2,406,417	$2,344,823
Cayman Feeder	184,492	177,682
SPC Cayman Feeder (1)	-	367,859
Other (2)	55,880	57,338
Total	$2,646,789	$2,947,702

(1) For the period from January 1, 2014 through September 30, 2014.

(2) Direct investors in the Partnership

Schedule Of Selling Commissions And Platform Fees

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2015	2014	2015	2014	2015	2014

U.S. Feeder	$2,175,892	$2,103,773	$20,335	$20,749	$2,196,227	$2,124,522
Cayman Feeder	14,478	15,946	-	-	14,478	15,946

Total	$2,190,370	$2,119,719	$20,335	$20,749	$2,210,705	$2,140,468

Schedule Of Operating Expenses And Administration Fees

For the year ended December 31, 2015, operating expenses and the administration fee were as follows:

Fund	Operating	Administration
	Expenses	Fee	Total

Partnership	$326,956	$84,298	$411,254
U.S. Feeder	405,142	-	405,142
Cayman Feeder	57,759	-	57,759
Total	$789,857	$84,298	$874,155

Borne by General Partner or Investment Adviser *	$(151,294)	$-	$(151,294)

For the year ended December 31, 2014, operating expenses and the administration fee were as follows:

Fund	Operating	Administration
	Expenses	Fee	Total

Partnership	$333,749	$90,704	$424,453
U.S. Feeder	388,707	-	388,707
Cayman Feeder	58,314	-	58,314
Cayman SPC Feeder (1)	90,856	-	90,856
Total	$871,626	$90,704	$962,330

Borne by General Partner or Investment Adviser *	$(123,162)	$-	$(123,162)

* by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)

(1) For the period from January 1, 2014, through September 30, 2014.

Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets at fair value as of December 31, 2015

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$148,893,654	$-	$148,893,654

Exchange-traded futures contracts
Energies	1,240,713	-	1,240,713
Grains	478,333	-	478,333
Interest rates	(247,444)	-	(247,444)
Livestock	(104,550)	-	(104,550)
Metals	482,156	-	482,156
Softs	(47,993)	-	(47,993)
Stock indices	554,727	-	554,727

Total exchange-traded futures contracts	2,355,942	-	2,355,942

Over-the-counter forward currency contracts	-	1,365,497	1,365,497

Total futures and forward currency contracts (2)	2,355,942	1,365,497	3,721,439

Total financial assets and liabilities at fair value	$151,249,596	$1,365,497	$152,615,093

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$30,521,416
Investments in U.S. Treasury notes			118,372,238
Total investments in U.S. Treasury notes			$148,893,654

(2)
Net unrealized appreciation on open futures and forward currency contracts			$4,044,127
Net unrealized depreciation on open futures and forward currency contracts			(322,688)
Total net unrealized appreciation on open futures and forward currency contracts			$3,721,439

Financial assets at fair value as of December 31, 2014

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$138,952,729	$-	$138,952,729

Exchange-traded futures contracts
Energies	500,398	-	500,398
Grains	(160,700)	-	(160,700)
Interest rates	645,231	-	645,231
Livestock	153,030	-	153,030
Metals	(333,025)	-	(333,025)
Softs	493,133	-	493,133
Stock indices	757,362	-	757,362

Total exchange-traded futures contracts	2,055,429	-	2,055,429

Over-the-counter forward currency contracts	-	(419,473)	(419,473)

Total futures and forward currency contracts (2)	2,055,429	(419,473)	1,635,956

Total financial assets and liabilities at fair value	$141,008,158	$(419,473)	$140,588,685

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$19,093,847
Investments in U.S. Treasury notes			119,858,882
Total investments in U.S. Treasury notes			$138,952,729

(2)
Net unrealized appreciation on open futures and forward currency contracts			$2,196,537
Net unrealized depreciation on open futures and forward currency contracts			(560,581)
Total net unrealized appreciation on open futures and forward currency contracts			$1,635,956